SUSQUEHANNA TRUST & INVESTMENT COMPANY
P.O. BOX 309
1060 MAIN ST
BLUE BALL, PA 17506

April 27, 2011

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [X]; Amendment Number: 1

   This Amendment (Check only one.): [X] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Susquehanna Trust & Investment Co
Address: P.O. Box 309
         Blue Ball, PA 17506

Form 13F File Number: 28-10422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert R. Magill
Title: Sr. V.P.
Phone: (717) 354-3531

Signature, Place, and Date of Signing:


   /s/ Robert R. Magill           Blue Ball, PA
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number   Name
     --------------------   ----------------------
     28-06587               Susquehanna Bancshares
     [Repeat as necessary.]

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:       132
Form 13F Information Table Value Total:  $309,964
                                        (thousands)

List of Included Managers:

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
REPORT PTR289 36 SUSQUEHANNA TRUST & INVESTMENT CO SECURITIES AND EXCHANGE COMMISSION FORM 13F            4/26/2011           PAGE 1
                                                           AS OF 03/31/11

             COL1                   COL2         COL3     COL4     COL5          COL6      COL7          COL8
                                                                               INVESTMENT
                                                                               DISCRETION          VOTING AUTHORITY
                                                         MARKET               ------------      ----------------------
                                                          VALUE   SHS OR  PUT SOLE SHR OTH  OTH   SOLE  SHARED   NONE
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (X$1000) PRN AMT CALL  (A) (B) (C)  MGR   (A)    (B)     (C)
--------------                --------------- --------- -------- ------- ---- ---- --- --- ---- ------- ------ -------
AT&T INC                      NOTE 2.500% 8/1 00206RAV4      491 495,000 SH     X
AT&T INC                      COM             00206R102    9,550 311,978 SH     X               311,978
AT&T INC                      COM             00206R102      506  16,543 SH             X        15,043          1,500
ABBOTT LABS                   COM             002824100    8,500 173,300 SH     X               173,300
ABBOTT LABS                   COM             002824100      200   4,075 SH             X         3,725            350
ADVENT CLAYMORE ENH GRW & IN  COM             00765E104      133  11,190 SH             X        11,190
AMAZON COM INC                COM             023135106    4,075  22,625 SH     X                22,600             25
AMAZON COM INC                COM             023135106       23     125 SH             X           125
ARCHER DANIELS MIDLAND CO     COM             039483102    8,737 242,635 SH     X               242,635
ARCHER DANIELS MIDLAND CO     COM             039483102      252   7,000 SH             X         5,000          2,000
AUTOMATIC DATA PROCESSING IN  COM             053015103    4,215  82,150 SH     X                82,150
AUTOMATIC DATA PROCESSING IN  COM             053015103       95   1,850 SH             X         1,850
BANK OF AMERICA CORPORATION   COM             060505104      150  11,247 SH     X                11,247
BANK OF AMERICA CORPORATION   COM             060505104       29   2,152 SH             X         2,152
BARRICK GOLD CORP             COM             067901108   10,094 194,450 SH     X               194,450
BARRICK GOLD CORP             COM             067901108      303   5,845 SH             X         5,245            600
BOEING CO                     COM             097023105    4,268  57,728 SH     X                57,728
BOEING CO                     COM             097023105       85   1,150 SH             X         1,150
BRISTOL MYERS SQUIBB CO       COM             110122108    5,100 192,963 SH     X               192,963
BRISTOL MYERS SQUIBB CO       COM             110122108      258   9,775 SH             X         8,775          1,000
CAMECO CORP                   COM             13321L108    2,545  84,728 SH     X                84,728
CAMECO CORP                   COM             13321L108      152   5,075 SH             X         5,075
CATERPILLAR INC DEL           COM             149123101       22     200 SH     X                   200
CATERPILLAR INC DEL           COM             149123101      234   2,104 SH             X         1,500            604
CENTRAL FD CDA LTD            CL A            153501101   13,914 621,988 SH     X               621,988
CENTRAL FD CDA LTD            CL A            153501101      491  21,950 SH             X        21,950
CHEVRON CORP NEW              COM             166764100    4,305  40,052 SH     X                40,052
CHEVRON CORP NEW              COM             166764100      327   3,038 SH             X         2,312            726
CHINA MOBILE LIMITED          SPONSORED ADR   16941M109    5,419 117,165 SH     X               117,165
CHINA MOBILE LIMITED          SPONSORED ADR   16941M109      147   3,175 SH             X         2,675            500
COCA COLA CO                  COM             191216100    9,622 145,039 SH     X               145,039
COCA COLA CO                  COM             191216100      495   7,460 SH             X         6,760            700
COLGATE PALMOLIVE CO          COM             194162103    4,962  61,445 SH     X                61,445
COLGATE PALMOLIVE CO          COM             194162103      145   1,800 SH             X         1,300            500
CONOCOPHILLIPS                COM             20825C104    2,536  31,754 SH     X                31,754
CONOCOPHILLIPS                COM             20825C104      335   4,200 SH             X         3,700            500
CONSOL ENERGY INC             COM             20854P109    3,755  70,025 SH     X                69,950             75
CONSOL ENERGY INC             COM             20854P109       16     300 SH             X           300
DEERE & CO                    COM             244199105    3,366  34,745 SH     X                34,745
DEERE & CO                    COM             244199105      470   4,854 SH             X         4,250            604
DUKE ENERGY CORP NEW          COM             26441C105    3,690 203,325 SH     X               203,325
DUKE ENERGY CORP NEW          COM             26441C105      127   6,986 SH             X         5,175          1,811
EATON VANCE TX MGD DIV EQ IN  COM             27828N102      121  11,010 SH             X        11,010
EXELON CORP                   COM             30161N101    5,500 133,373 SH     X               133,348             25
EXELON CORP                   COM             30161N101      113   2,750 SH             X         2,250            500
EXXON MOBIL CORP              COM             30231G102    5,455  64,846 SH     X                64,846
EXXON MOBIL CORP              COM             30231G102    1,979  23,523 SH             X        22,122          1,401
FULTON FINL CORP PA           COM             360271100      313  28,139 SH     X                27,924            215
FULTON FINL CORP PA           COM             360271100      221  19,917 SH             X        19,917
GENERAL ELECTRIC CO           COM             369604103    4,792 238,989 SH     X               238,989
GENERAL ELECTRIC CO           COM             369604103      546  27,256 SH             X        25,652          1,604
GOLD FIELDS LTD NEW           SPONSORED ADR   38059T106    4,424 253,363 SH     X               253,363
GOLD FIELDS LTD NEW           SPONSORED ADR   38059T106      196  11,250 SH             X        11,250

1GOLDCORP INC NEW             COM             380956409   10,959 220,056 SH     X               220,056
GOLDCORP INC NEW              COM             380956409      298   5,975 SH             X         5,975
INTEL CORP                    COM             458140100    6,487 321,461 SH     X               321,461
INTEL CORP                    COM             458140100      310  15,376 SH             X        14,069          1,307
INTERNATIONAL BUSINESS MACHS  COM             459200101      308   1,890 SH     X                 1,890
INTERNATIONAL BUSINESS MACHS  COM             459200101      116     710 SH             X           710
ISHARES INC                   MSCI JAPAN      464286848    6,154 596,623 SH     X               596,623
ISHARES INC                   MSCI JAPAN      464286848      126  12,179 SH             X         9,100          3,079
ISHARES TR                    MSCI EAFE INDEX 464287465      731  12,169 SH     X                12,169
ISHARES TR                    MSCI EAFE INDEX 464287465      203   3,384 SH             X         3,294             90
JPMORGAN CHASE & CO           COM             46625H100       69   1,496 SH     X                 1,496
JPMORGAN CHASE & CO           COM             46625H100      163   3,535 SH             X         3,035            500
JAPAN SMALLER CAPTLZTN FD IN  COM             47109U104    1,146 125,810 SH     X               125,810
JAPAN SMALLER CAPTLZTN FD IN  COM             47109U104       21   2,350 SH             X         2,350
JOHNSON & JOHNSON             COM             478160104    8,000 135,015 SH     X               135,015
JOHNSON & JOHNSON             COM             478160104      666  11,233 SH             X        10,233          1,000
KIMBERLY CLARK CORP           COM             494368103    3,914  59,965 SH     X                59,965
KIMBERLY CLARK CORP           COM             494368103      147   2,250 SH             X         1,750            500
KRAFT FOODS INC               CL A            50075N104    4,140 132,025 SH     X               132,025
KRAFT FOODS INC               CL A            50075N104      163   5,182 SH             X         4,682            500
MARKET VECTORS ETF TR         AGRIBUS ETF     57060U605    2,602  46,425 SH     X                46,425
MARKET VECTORS ETF TR         AGRIBUS ETF     57060U605      126   2,250 SH             X         2,250
MCCORMICK & CO INC            COM NON VTG     579780206      717  15,000 SH     X                15,000
MCDONALDS CORP                COM             580135101    4,190  55,065 SH     X                55,065
MCDONALDS CORP                COM             580135101      148   1,950 SH             X         1,600            350
MERCERSBURG FINL CORP         CDT-COM         58817A108      385  10,120 SH     X                10,120
MERCK & CO INC NEW            COM             58933Y105    7,395 224,024 SH     X               224,024
MERCK & CO INC NEW            COM             58933Y105      306   9,261 SH             X         8,261          1,000
MICROSOFT CORP                COM             594918104    5,483 215,952 SH     X               215,952
MICROSOFT CORP                COM             594918104      364  14,344 SH             X        13,844            500
NEWMONT MINING CORP           COM             651639106    9,499 174,029 SH     X               174,029
NEWMONT MINING CORP           COM             651639106      303   5,557 SH             X         4,350          1,207
NIPPON TELEG & TEL CORP       SPONSORED ADR   654624105    4,780 212,538 SH     X               212,538
NIPPON TELEG & TEL CORP       SPONSORED ADR   654624105      223   9,900 SH             X         9,900
ORACLE CORP                   COM             68389X105    3,519 105,250 SH     X               105,250
ORACLE CORP                   COM             68389X105      487  14,574 SH             X        14,574
PNC FINL SVCS GROUP INC       COM             693475105    3,655  58,020 SH     X                58,020
PNC FINL SVCS GROUP INC       COM             693475105       74   1,175 SH             X         1,175
PPL CORP                      COM             69351T106      153   6,055 SH     X                 6,055
PPL CORP                      COM             69351T106      187   7,406 SH             X         6,006          1,400
PEPSICO INC                   COM             713448108    6,485 100,690 SH     X               100,690
PEPSICO INC                   COM             713448108      285   4,425 SH             X         3,625            800
PFIZER INC                    COM             717081103    7,573 372,894 SH     X               372,894
PFIZER INC                    COM             717081103      363  17,875 SH             X        15,875          2,000
PHILIP MORRIS INTL INC        COM             718172109      683  10,400 SH     X                10,400
PHILIP MORRIS INTL INC        COM             718172109      118   1,800 SH             X         1,800
PROCTER & GAMBLE CO           COM             742718109    5,879  95,440 SH     X                95,440
PROCTER & GAMBLE CO           COM             742718109      484   7,855 SH             X         7,355            500
ROYAL DUTCH SHELL PLC         SPON ADR B      780259107    2,913  39,775 SH     X                39,775
ROYAL DUTCH SHELL PLC         SPON ADR B      780259107      156   2,136 SH             X         1,636            500
RYDEX ETF TRUST               S&P 500 EQ TRD  78355W106      680  13,480 SH     X                13,480
RYDEX ETF TRUST               S&P 500 EQ TRD  78355W106       15     306 SH             X           306
SPDR S&P 500 ETF TR           TR UNIT         78462F103    5,273  39,772 SH     X                39,772
SPDR S&P 500 ETF TR           TR UNIT         78462F103      236   1,777 SH             X         1,777
SPDR DOW JONES INDL AVRG ETF  UT SER 1        78467X109      367   2,987 SH     X                 2,987
SHAW GROUP INC                COM             820280105    3,249  91,765 SH     X                91,765
SHAW GROUP INC                COM             820280105      179   5,050 SH             X         4,550            500
SOUTHWESTERN ENERGY CO        COM             845467109    3,869  90,050 SH     X                90,050
SOUTHWESTERN ENERGY CO        COM             845467109      117   2,725 SH             X         2,725
SUSQUEHANNA BANCSHARES INC P  COM             869099101    1,680 179,645 SH     X                              179,645

1SUSQUEHANNA BANCSHARES INC P COM             869099101       67   7,164 SH             X                        7,164
TEMPLETON EMERGING MKTS FD I  COM             880191101    1,280  54,615 SH     X                54,615
TEMPLETON EMERGING MKTS FD I  COM             880191101        5     200 SH             X           200
3M CO                         COM             88579Y101    5,376  57,495 SH     X                57,495
3M CO                         COM             88579Y101      208   2,225 SH             X         1,725            500
TRANSCANADA CORP              COM             89353D107    4,065 100,300 SH     X               100,300
TRANSCANADA CORP              COM             89353D107       89   2,200 SH             X         2,200
TRAVELERS COMPANIES INC       COM             89417E109    1,945  32,700 SH     X                32,700
TRAVELERS COMPANIES INC       COM             89417E109      120   2,025 SH             X         1,700            325
TYSON FOODS INC               CL A            902494103    4,236 220,725 SH     X               220,725
TYSON FOODS INC               CL A            902494103      209  10,900 SH             X         9,400          1,500
VERIZON COMMUNICATIONS INC    COM             92343V104    9,299 241,288 SH     X               241,288
VERIZON COMMUNICATIONS INC    COM             92343V104      499  12,948 SH             X        12,248            700
VODAFONE GROUP PLC NEW        SPONS ADR NEW   92857W209    4,560 158,623 SH     X               158,623
VODAFONE GROUP PLC NEW        SPONS ADR NEW   92857W209      159   5,530 SH             X         4,755            775
WAL MART STORES INC           COM             931142103    4,391  84,353 SH     X                84,353
WAL MART STORES INC           COM             931142103      290   5,575 SH             X         4,575          1,000
WASTE MGMT INC DEL            COM             94106L109    5,782 154,860 SH     X               154,860
WASTE MGMT INC DEL            COM             94106L109      264   7,081 SH             X         6,175            906
FINAL TOTALS                                             309,964

FORM 13F INFORMATION TABLE ENTRY TOTAL: 132